Exhibit 99.1

GM Financial Automobile Leasing Trust 2015-2

3.35% Exchange Note

Class A-1 0.40000% Asset Backed Notes

Class A-2A 1.18% Asset Backed Notes

Class A-2B Floating Asset Backed Notes

Class A-3 1.68% Asset Backed Notes

Class A-4 1.85% Asset Backed Notes

Class B 2.42% Asset Backed Notes

Class C 2.99% Asset Backed Notes

Class D 3.34% Asset Backed Notes

Servicer’s Certificate

Beginning of Period:	03/01/18
End of Period:	03/31/18
Number of days in Interest Period (Actual/360):	31
Number of days in Collection Period:	31
Report Due Date:	04/18/18
Distribution Date:	04/20/18
Transaction Month:	34

2015-2 Designated Pool	Units	Start Date	Closing Date	Original Agg. Securitization Value
	42,838	05/02/2015	06/17/2015	$1,084,265,874

Total	42,838			$1,084,265,874

RECONCILIATION OF 2015-2 DESIGNATED POOL AGGREGATE SECURITIZATION VALUE

{1} Beginning of period Aggregate Securitization Value					{1}	$277,204,539

{2} Reduction in Agg. Securitization Value due to payments				{2}	3,355,694
{3} Reduction in Agg. Securitization Value due to Defaulted Leases				{3}	801,749
{4} Reduction in Agg. Securitization Value due to early terminations, dealer buyouts, cancellations, repurchases				{4}	60,366,360
{5} Other adjustments				{5}	0
{6} Total change in Agg. Securitization Value					{6}	64,523,803

{7} End of period Aggregate Securitization Value					{7}	$212,680,736

{8} Pool Factor					{8}	19.615183%

RECONCILIATION OF 2015-2 EXCHANGE NOTE
{9} Original Exchange Note Balance					{9}	$1,072,000,000

{10} Beginning of period Exchange Note Balance					{10}	$264,938,665

{11} Exchange Note Principal Payment Amount					{11}	64,523,803

{12} End of period Exchange Note Balance					{12}	$200,414,862

{13} Note Pool Factor					{13}	18.695416%

RECONCILIATION OF THE ASSET BACKED NOTES

		Class A-1	Class A-2A	Class A-2B	Class A-3	Class A-4
{14} Original Note Balance	{14}	$119,000,000	$77,000,000	$273,000,000	$321,000,000	$100,180,000

{15} Beginning of period Note Balance	{15}	$0	$0	$0	$0	$50,585,958

{16} Noteholders’ Principal Distributable Amount	{16}	0	0	0	0	50,585,958
{17} Noteholders’ Accelerated Principal Amount	{17}	0	0	0	0	0
{18} Aggregate Principal Parity Amount	{18}	0	0	0	0	0
{19} Matured Principal Shortfall	{19}	0	0	0	0	0

{20} End of period Note Balance	{20}	$0	$0	$0	$0	$0

{21} Note Pool Factor	{21}	0.000000%	0.000000%	0.000000%	0.000000%	0.000000%

		Class B	Class C	Class D		TOTAL
{22} Original Note Balance	{22}	$41,750,000	$38,490,000	$29,820,000		$1,000,240,000

{23} Beginning of period Note Balance	{23}	$41,750,000	$38,490,000	$29,820,000		$160,645,958

{24} Noteholders’ Principal Distributable Amount	{24}	13,937,845	0	0		64,523,803
{25} Noteholders’ Accelerated Principal Amount	{25}	0	0	0		0
{26} Aggregate Principal Parity Amount	{26}	0	0	0		0
{27} Matured Principal Shortfall	{27}	0	0	0		0

{28} End of period Note Balance	{28}	$27,812,155	$38,490,000	$29,820,000		$96,122,155

{29} Note Pool Factor	{29}	66.615940%	100.000000%	100.000000%		9.609909%

EXCHANGE NOTE MONTHLY PRINCIPAL PAYMENT AND INTEREST CALCULATIONS

Principal payment calculation:
{30} Beginning of period Designated Pool Balance								{30}	$277,204,539

{31} Ending Designated Pool Balance							{31}	212,680,736
{32} Unpaid prior Exchange Note Principal Payment Amount							{32}	0
{33} Sum of {31} + {32}								{33}	212,680,736

{34} Exchange Note Principal Payment Amount {30} - {33}								{34}	$64,523,803

Interest calculation:

	Beg Note Balance		Interest Carryover	Interest Rate	Days	Days Basis	Interest
{35}	$264,938,665		$0	3.35%	30	30/360	$739,621

RECONCILIATION OF EXCHANGE NOTE COLLECTION ACCOUNT

Additions:
{36} 2015-2 Designated Pool Collections (net of Liquidation Proceeds and fees)							{36}	$3,520,760
{37} Net Liquidation Proceeds collected during period							{37}	69,482,151
{38} Investment Earnings							{38}	83,962
{39} Investment Earnings - transferred to Indenture Note Collection Account							{39}	(83,962)
{40} Deposit from Servicer							{40}	0

{41} Total Additions:								{41}	73,002,911

Distributions:
{42} To the Servicer, Designated Pool Servicing Fee							{42}	231,004
{43} To the 2015-2 Exchange Noteholder, the Exchange Note Interest Payment Amount							{43}	739,621
{44} To the 2015-2 Exchange Noteholder, the Exchange Note Principal Payment Amount							{44}	64,523,803
{45} To the 2015-2 Exchange Noteholder, any funds available to pay obligations pursuant to Indenture Section 8.3 (a)(i) through (xvii)							{45}	0
{46} To the Lending Facility Pool, all remaining funds to be applied as Collections on Residual Pool							{46}	7,508,483

{47} Total Distributions:								{47}	$73,002,911

NOTEHOLDERS’ MONTHLY PRINCIPAL PAYMENT AND INTEREST CALCULATIONS

Noteholders’ Principal Distributable calculation:
{48} Beginning Agg. Securitization Value						{48}	$277,204,539
{49} Ending Agg. Securitization Value						{49}	212,680,736
{50} Total change in Agg. Securitization Value {48} - {49}							{50}	64,523,803

{51} Indenture Section 5.4 collections following acceleration of the Notes							{51}	0

{52} Principal Distributable Amount {50} + {51}								{52}	64,523,803

{53} Noteholders’ Principal Carryover Amount								{53}	0

{54} Noteholders’ Principal Distributable Amount {52} + {53}								{54}	$64,523,803

Noteholders’ Interest Distributable calculation:

	Class	Beg Note Balance	Interest Carryover	Interest Rate	Days	Days Basis	Interest
{55}	Class A-1	$0	$0	0.40000%	31	Actual/360	$0
{56}	Class A-2A	$0	0	1.18%	30	30/360	0
{57}	Class A-2B	$0	0	2.24207%	31	Actual/360	0
{58}	Class A-3	$0	0	1.68%	30	30/360	0
{59}	Class A-4	$50,585,958	0	1.85%	30	30/360	77,987
{60}	Class B	$41,750,000	0	2.42%	30	30/360	84,196
{61}	Class C	$38,490,000	0	2.99%	30	30/360	95,905
{62}	Class D	$29,820,000	0	3.34%	30	30/360	82,999

RECONCILIATION OF INDENTURE COLLECTION ACCOUNT

Available Funds:
{63} 2015-2 Exchange Note Collections							{63}	$65,263,424
{64} Investment Earnings							{64}	0
{65} Investment Earnings - transferred from Exchange Note Collection Account							{65}	83,962
{66} Investment Earnings - and amounts released from Reserve Account							{66}	6,605
{67} Optional Purchase Price							{67}	0
{68} Indenture Section 5.4 disposition of Collateral							{68}	0
{69} Reserve Account Withdrawal Amount							{69}	0

{70} Total Available Funds:								{70}	65,353,991

Distributions:
{71} To the Successor Servicer, unpaid transition expenses, pro rata							{71}	0
{72} To the Indenture Trustee, any accrued and unpaid fees & expenses, pro rata							{72}	417
{73} To the Issuer Owner Trustee, any accrued and unpaid fees & expenses, pro rata							{73}	208
{74} Class A-1 Noteholders’ Interest Distributable Amount pari passu							{74}	0
{75} Class A-2A Noteholders’ Interest Distributable Amount pari passu							{75}	0
{76} Class A-2B Noteholders’ Interest Distributable Amount pari passu							{76}	0
{77} Class A-3 Noteholders’ Interest Distributable Amount pari passu							{77}	0
{78} Class A-4 Noteholders’ Interest Distributable Amount pari passu							{78}	77,987
{79} Class A Noteholders’ Principal Parity Amount or Matured Principal Shortfall							{79}	0
{80} Class B Noteholders’ Interest Distributable Amount							{80}	84,196
{81} Class B Noteholders’ Principal Parity Amount or Matured Principal Shortfall							{81}	0
{82} Class C Noteholders’ Interest Distributable Amount							{82}	95,905
{83} Class C Noteholders’ Principal Parity Amount or Matured Principal Shortfall							{83}	0
{84} Class D Noteholders’ Interest Distributable Amount							{84}	82,999
{85} Class D Noteholders’ Principal Parity Amount or Matured Principal Shortfall							{85}	0
{86} Noteholders’ Principal Distributable Amount							{86}	64,523,803
{87} To the Reserve Account, the Reserve Amount Required Amount							{87}	0
{88} To the Noteholders, the Accelerated Principal Amount (as calculated below)							{88}	0
{89} To the Successor Servicer, any amounts in excess of the caps set forth, pro rata							{89}	0
{90} To the Indenture Trustee, any amounts in excess of the caps set forth, pro rata							{90}	0
{91} To the Issuer Owner Trustee, any amounts in excess of the caps set forth, pro rata							{91}	0
{92} To the Issuer Trust Certificateholders, the aggregate amount remaining							{92}	488,476
{93} Total Distributions:								{93}	$65,353,991

PRINCIPAL PARITY AMOUNT CALCULATION

	Class	(X) Cumulative Note Balance	(Y) Aggregate Securitization Value	(I) Excess of (X) - (Y)	(II) Total Available Funds in Indenture Collection Account		Lesser of (I) or (II)
{94}	Class A	$50,585,958	$212,680,736	$0	$	65,275,379	$0
{95}	Class B	92,335,958	212,680,736	0		65,191,183	0
{96}	Class C	130,825,958	212,680,736	0		65,095,278	0
{97}	Class D	160,645,958	212,680,736	0		65,012,279	0

ACCELERATED PRINCIPAL AMOUNT CALCULATION

{98} Excess Total Available Funds							{98}	$488,476

{99} Beginning Note Balance					{99}	160,645,958
{100} Principal payments through Indenture Section 8.3 (i) through (xvii)					{100}	64,523,803
{101} Pro-Forma Note Balance						{101}	96,122,155

{102} Ending Aggregate Securitization Value					{102}	212,680,736
{103} 10.75% of Aggregate Securitization Value as of Cutoff Date ($116,558,581)					{103}	116,558,581
{104} Required Pro Forma Note Balance {102} - {103}						{104}	96,122,155

{105} Excess of Pro Forma Balance minus Required Pro Forma Balance {101} - {104}							{105}	0

{106} Lesser of Excess Total Available Funds and Excess of Pro Forma Note Balance								{106}	$0

OVERCOLLATERALIZATION CALCULATIONS

Exchange Note:
{107} Ending Aggregate Securitization Value							{107}	$212,680,736
{108} End of Period Note Balance							{108}	200,414,862
{109} Overcollateralization							{109}	12,265,874
{110} Overcollateralization %								{110}	5.77%

Asset Backed Notes:
{111} Ending Aggregate Securitization Value							{111}	212,680,736
{112} End of Period Note Balance							{112}	96,122,155
{113} Overcollateralization							{113}	116,558,581
{114} Overcollateralization %								{114}	54.80%

RECONCILIATION OF 2015-2 CASH RESERVE ACCOUNT
{115} Specified Reserve Balance								{115}	$5,421,329

{116} Beginning of Period Reserve Account balance								{116}	$5,421,329
{117} Investment Earnings							{117}	6,605
{118} From the Indenture Collection Account, the Reserve Account Required Amount							{118}	0
{119} To the Indenture Collection Account, the Reserve Account Withdrawal Amount							{119}	0
{120} Total Reserve balance available:								{120}	5,427,934

{121} Specified Reserve Balance								{121}	5,421,329

{122} Release Excess Cash to Indenture Collection Available Funds								{122}	6,605

{123} End of period Reserve Account balance								{123}	$5,421,329

EVENTS OF DEFAULT AND ACCELERATION OF MATURITY OF NOTE

{124} With respect to the Program Documents, I, Randal L. Willis, do hereby certify that no Event of Default has occurred.								{124}	Yes
{125} With respect to the Program Documents, I, Randal L. Willis, do hereby certify that an Acceleration of Maturity has not occurred.								{125}	Yes

By:	/s/ Randal L. Willis
Name:	Randal L. Willis
Title:	Senior Vice President, Securitization & Conduit Reporting-Treasury
Date:	April 17, 2018

GM Financial
GMALT 2015-2
Supplemental Monthly Data
March 31, 2018

	Aggregate Securitization Value	Residual Value
Beginning of Period	$277,204,539	$265,468,220
Change	(64,523,803)	(60,453,390)

End of Period	$212,680,736	$205,014,830
Residual Value as % of Agg. Securitization Value		96.40%

Delinquency

	Number of Leases	Agg. Securitization Value	Percentage(1)
Leases with scheduled payment delinquent
0 - 30 days	11,486	206,916,282	97.29%
31 - 60 days	237	4,217,732	1.98%
61 - 90 days	71	1,153,356	0.54%
91 - 120 days	23	393,366	0.18%

Total	11,817	212,680,736	100.00%

Lease Terminations

	Current Period		Cumulative
	Number of Leases	Agg. Securitization Value	Number of Leases	Agg. Securitization Value
Retained vehicles by lessee
Early terminations	348	7,041,529	5,980	151,314,250
Standard terminations	217	4,323,951	1,347	26,552,921

Total retained by lessee	565	11,365,480	7,327	177,867,171
Returned Vehicles
Early terminations	2,025	33,328,119	15,067	245,501,149
Standard terminations	937	15,672,761	6,758	111,664,329

Total returned to dealer	2,962	49,000,880	21,825	357,165,478
Charged off leases / Repossessed vehicles	48	801,749	1,855	36,388,225
Repurchases	0	0	14	465,462
Other	0	0	0	0

Total terminations	3,575	61,168,109	31,021	571,886,336

Net Credit (Gain) Loss

	Current Period	Cumulative
Agg. Securitized Value of early term defaults	801,749	36,388,225
less: Sales proceeds	781,134	30,455,482
less: Excess wear and excess mileage received	0	0
less: Other amounts received	123,993	2,815,157

Net Credit (Gain) Loss	(103,378)	3,117,586

Residual (Gain) Loss on Returned Vehicles
Agg. Securitized Value of returned vehicles sold by Servicer	48,678,601	352,934,628
add: Reimbursement of outstanding residual advance	N/A	N/A
less: Sales proceeds	53,996,645	384,210,213
less: Excess wear and excess mileage received	77,951	579,323
less: Other recovery amounts	524,846	4,285,770

Residual (Gain) Loss	(5,920,841)	(36,140,678)

	Current Period	Prev. Month
Prepay Speed	1.9811%	1.7572%

Return Rate based on Scheduled to Terminate(2)	96.8290%	100.3373%

Return Rate based on Terminated Leases(3)	82.8531%	80.0000%

(1)	Percentages may not add to 100% due to rounding.
(2)	Percentage of total number of vehicles returned to dealer over number of vehicles scheduled to terminate per month.
(3)	Percentage of total number of vehicles returned to dealer over number of vehicles terminated per month.